Derivatives - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Unrealized gains (losses) on hedging instruments	$ 501	$ 7,027	$ 5,237	$ 4,568	$ (5,192)	$ 0
Interest rate cashflow hedge expected to be reclassified in the next 2 months					900
Ceded reinsurance - embedded derivative	28,300		28,300		$ 34,800	$ 34,900
Interest rate swaps
Derivative [Line Items]
Unrealized gains (losses) on hedging instruments			500
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	$ 100		$ 100